DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 30, 2018
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION
DEPRECIATION AND AMORTIZATION:

	2018	2017

Depreciation of property, plant and equipment (note 9)	$125,797	$136,233
Adjustment for the variation of depreciation of property, plant and equipment included in inventories at the beginning and end of the year	4,940	323
Depreciation of property, plant and equipment included in net earnings	130,737	136,556
Amortization of intangible assets, excluding software (note 10)	22,864	20,786
Amortization of software (note 10)	4,475	4,808
Depreciation and amortization included in net earnings	$158,076	$162,150